Fair Value Accounting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Forecast [Member] Gallon	Dec. 31, 2013 Economic Development Loan [Member]	Dec. 31, 2012 Economic Development Loan [Member]	Dec. 31, 2013 Level 2 [Member] Senior Notes [Member]	Dec. 31, 2012 Level 2 [Member] Senior Notes [Member]	Dec. 31, 2013 Level 2 [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Level 2 [Member] Senior Secured Term Loan Facility [Member]
Defined Benefit Plan Disclosure [Line Items]
Gallons of diesel fuel to be acquired		205,800
Maturity period of cash equivalents	90 days
Long-term debt fair value			$ 0.4	$ 0.5	$ 406.0	$ 399.0	$ 291.0	$ 296.2